Business Combinations - Summary of the Acquisition Date Fair Value of Each Class of Consideration Transferred (Detail) - Ibibo Group [Member] $ in Thousands	Jan. 31, 2017 USD ($)
Disclosure Of Business Combinations [Line Items]
Equity instruments issued to Parent	$ 3,741
Working capital infusion by the Parent	(83,260)
Replacement share-based payment awards	15,008
Total Consideration transferred	1,114,281
Class B Shares [Member]
Disclosure Of Business Combinations [Line Items]
Equity instruments issued to Parent	$ 1,178,792